Revenue and Non-Current Assets by geographical areas (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Country of domicile [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	€ 48,873	€ 46,576	€ 34,074
United States of America (USA) [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	3,953	3,880	4,697
Americas other than USA [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	62	29	35
Europe (without Belgium) [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	82,427	81,988	23,984
Asia and Pacific [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,039	744	898
All countries [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	€ 136,354	€ 133,217	€ 63,688

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.